Other Receivables and Current Assets	12 Months Ended
Jun. 30, 2023
Other Receivables [Abstract]
OTHER RECEIVABLES AND CURRENT ASSETS

7. OTHER RECEIVABLES AND CURRENT ASSETS

Other receivables and current assets consist of the following:

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Advances to staff	855	589	81
Prepayments to service providers	5,252	4,523	624
Rental deposits	5,523	2,554	352
Income tax prepayments	2,666	-	-
Consideration receivable from disposal of a subsidiary	-	20,000	2,759
Other	2	-	-
Other receivables and current assets	14,298	27,666	3,816